Note 18 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	Contract Amount December 31,
(Dollars in thousands)	2021	2020
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
Single family	$7,770	20,283
Multi-family	3,791	1,150
Commercial real estate	2,939	821
Commercial business	0	1,342
Undisbursed balance of loans closed	66,504	38,990
Unused lines of credit	106,125	113,435
Letters of credit	8,012	4,309
Total commitments to extend credit	$195,141	180,330
Forward commitments	$12,340	24,746

Other Commitments [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less Than 1 Year	1-3 Years	4-5 Years	More Than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$400	217	169	14	0
Total contractual obligations	$400	217	169	14	0

	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$68,501	20,494	25,427	22,580	0
Commitments to lend	57,078	9,645	18,803	8,936	19,694
Standby letters of credit	8,012	3,694	4,318	0	0
Total other commercial commitments	$133,591	33,833	48,548	31,516	19,694